Payables to Brokers, Dealers, and Clearing Organizations	12 Months Ended
Dec. 31, 2012
Payables to Brokers, Dealers, and Clearing Organizations
12.	Payables to Brokers, Dealers, and Clearing Organizations

Payables to brokers, dealers, and clearing organizations include securities loaned of $882 million and $852 million at December 31, 2012 and 2011, respectively. The cash collateral received from counterparties under securities lending transactions was equal to or greater than the market value of the securities loaned at December 31, 2012 and 2011.